Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (IFRS 9 And IAS 39)_Details of net gain or loss on financial instrument at fair value through profit or loss mandatorily measured at fair value and financial assets held for trading (Details) - KRW (₩)
	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	₩ 70,116,000,000	₩ 0	₩ 114,146,000,000	₩ 0
Net gains and losses on financial assets held for trading (Total)	0	36,266,000,000	0	(60,186,000,000)
Financial assets at FVTPL (financial assets held for trading)
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	36,735,000,000		74,425,000,000
Net gains and losses on financial assets held for trading (Total)		1,025,000,000		7,367,000,000
Securities
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	36,429,000,000		71,263,000,000
Net gains and losses on financial assets held for trading (Total)		898,000,000		7,187,000,000
Securities | Gain on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	36,982,000,000		81,861,000,000
Net gains and losses on financial assets held for trading (Total)		1,055,000,000		5,895,000,000
Securities | Gain on disposals
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	18,885,000,000		22,377,000,000
Net gains and losses on financial assets held for trading (Total)		3,936,000,000		9,860,000,000
Securities | Loss on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(11,957,000,000)		(23,795,000,000)
Net gains and losses on financial assets held for trading (Total)		(2,785,000,000)		(6,511,000,000)
Securities | Loss on disposals
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(7,481,000,000)		(9,180,000,000)
Net gains and losses on financial assets held for trading (Total)		(1,308,000,000)		(2,057,000,000)
Loans
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	266,000,000		3,064,000,000
Net gains and losses on financial assets held for trading (Total)		0		0
Loans | Gain on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	373,000,000		3,191,000,000
Net gains and losses on financial assets held for trading (Total)		0		0
Loans | Loss on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(107,000,000)		(127,000,000)
Net gains and losses on financial assets held for trading (Total)		0		0
Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	40,000,000		98,000,000
Net gains and losses on financial assets held for trading (Total)		127,000,000		180,000,000
Other financial assets | Gain on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	228,000,000		1,969,000,000
Net gains and losses on financial assets held for trading (Total)		1,495,000,000		3,071,000,000
Other financial assets | Gain on disposals
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	143,000,000		405,000,000
Net gains and losses on financial assets held for trading (Total)		814,000,000		933,000,000
Other financial assets | Loss on valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(320,000,000)		(2,193,000,000)
Net gains and losses on financial assets held for trading (Total)		(1,971,000,000)		(3,590,000,000)
Other financial assets | Loss on disposals
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(11,000,000)		(83,000,000)
Net gains and losses on financial assets held for trading (Total)		(211,000,000)		(234,000,000)
Derivatives (for trading)
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	33,381,000,000		39,721,000,000
Net gains and losses on financial assets held for trading (Total)		35,241,000,000		(67,553,000,000)
Interest rates derivatives
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(16,009,000,000)		5,837,000,000
Net gains and losses on financial assets held for trading (Total)		3,467,000,000		11,615,000,000
Interest rates derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	231,372,000,000		600,362,000,000
Net gains and losses on financial assets held for trading (Total)		201,637,000,000		433,349,000,000
Interest rates derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(247,381,000,000)		(594,525,000,000)
Net gains and losses on financial assets held for trading (Total)		(198,170,000,000)		(421,734,000,000)
Currencies derivatives
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	43,220,000,000		29,216,000,000
Net gains and losses on financial assets held for trading (Total)		10,849,000,000		(170,044,000,000)
Currencies derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	2,546,154,000,000		3,535,106,000,000
Net gains and losses on financial assets held for trading (Total)		(94,206,000,000)		3,773,565,000,000
Currencies derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(2,502,934,000,000)		(3,505,890,000,000)
Net gains and losses on financial assets held for trading (Total)		105,055,000,000		(3,943,609,000,000)
Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	6,424,000,000		5,301,000,000
Net gains and losses on financial assets held for trading (Total)		21,186,000,000		91,376,000,000
Equity derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	115,712,000,000		249,364,000,000
Net gains and losses on financial assets held for trading (Total)		92,302,000,000		302,927,000,000
Equity derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(109,288,000,000)		(244,063,000,000)
Net gains and losses on financial assets held for trading (Total)		(71,116,000,000)		(211,551,000,000)
Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	(254,000,000)		(633,000,000)
Net gains and losses on financial assets held for trading (Total)		(261,000,000)		(500,000,000)
Other derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	2,142,000,000		2,790,000,000
Net gains and losses on financial assets held for trading (Total)		2,295,000,000		12,312,000,000
Other derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Net gains and losses on financial instruments at FVTPL classified as held for trading (Total)	₩ (2,396,000,000)		₩ (3,423,000,000)
Net gains and losses on financial assets held for trading (Total)		₩ (2,556,000,000)		₩ (12,812,000,000)